Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net income/(loss)	$ (42.5)	$ 81.2
Adjustments to reconcile net income after tax to net cash provided by operating activities:
Share compensation expense	1.3	3.1
Accretion, amortization and depreciation	(5.8)	(1.6)
Net realized and unrealized (gain)/loss on investments	(5.9)	9.0
Deferred tax benefit	(16.3)	0.0
Net changes in assets and liabilities:
Accrued investment income	9.0	4.4
Premiums and other receivables	(601.3)	(645.8)
Amounts due from The Fidelis Partnership	(17.8)	(49.8)
Deferred reinsurance premiums	(301.1)	(407.8)
Reinsurance balances recoverable on paid losses	(13.4)	(12.9)
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses	(228.3)	(36.3)
Deferred policy acquisition costs	(215.7)	(173.3)
Other assets	(4.3)	(12.0)
Reserves for losses and loss adjustment expenses	(43.8)	111.7
Unearned premiums	724.0	696.7
Reinsurance balances payable	264.8	357.0
Amounts due to The Fidelis Partnership	56.1	1.3
Other liabilities	7.9	39.8
Net cash used in operating activities	(433.1)	(35.3)
Investing activities
Purchase of available-for-sale securities	(368.8)	(428.7)
Proceeds from maturities of available-for-sale securities	171.8	211.2
Proceeds from sales of available-for-sale securities	642.0	201.2
Purchase of fixed assets	(0.3)	(0.3)
Net cash provided by/(used in) investing activities	444.7	(16.6)
Financing activities
Dividends on common shares	(11.1)	(11.8)
Repurchase of common shares	(22.1)	(5.0)
Net cash used in financing activities	(33.2)	(16.8)
Effect of exchange rate changes on foreign currency cash	2.7	(3.2)
Net decrease in cash, restricted cash, and cash equivalents	(18.9)	(71.9)
Cash, restricted cash, and cash equivalents, beginning of period	946.6	964.1
Cash, restricted cash, and cash equivalents, end of period	927.7	892.2
Cash, restricted cash, and cash equivalents comprise the following:
Cash and cash equivalents	733.4	671.7
Restricted cash and cash equivalents	194.3	220.5
Total cash, cash equivalents and restricted cash	$ 927.7	$ 892.2